Marketable Securities	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Marketable Securities

4. MARKETABLE SECURITIES

At December 31, 2014 and 2013, the fair value of marketable securities, which were all classified as available for sale, included the following (in thousands):

	December 31, 2014
	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value
Level 2:
Certificates of deposit	$6,278	$—	$—	$6,278
Corporate debt securities	32,732	—	(37)	32,695

Subtotal	39,010	—	(37)	38,973

Total	$39,010	$—	$(37)	$38,973

	December 31, 2013
	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value
Level 2:
Certificates of deposit	$2,260	$—	$—	$2,260
Corporate debt securities	46,430	—	(31)	46,399

Subtotal	48,690	—	(31)	48,659

Total	$48,690	$—	$(31)	$48,659

The carrying amounts reported in the consolidated balance sheet approximate fair value based on quoted market prices or alternative pricing sources and models utilizing market observable inputs. As of December 31, 2014, the Company does not consider any of its marketable securities to be other than temporarily impaired. During 2013, the Company recorded realized gains of approximately $5,000 from sales of marketable securities. All investments in marketable securities are classified as a current asset on the balance sheet because the underlying securities mature within one year from the balance sheet date.